Document And Entity Information (USD $)	3 Months Ended
	Apr. 23, 2012	Mar. 15, 2012	Nov. 14, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ScripsAmerica, Inc.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		52,578,828
Entity Public Float			$ 5,116,000
Amendment Flag	false
Entity Central Index Key	0001521476
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Apr. 23, 2012
Document Fiscal Year Focus	2011